Segment reporting and information on geographical areas - Summary of Operating Segments (Parenthetical) (Detail) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure Of Entitys Reportable Segments [Abstract]
Private stock option transaction expense	€ 1,041